Long-Term Debt - Additional Information - Revolvers (Detail) shares in Millions	12 Months Ended
Dec. 31, 2019 USD ($) vessel term_loan shares
Debt Instrument [Line Items]
Number of guaranteed debt	1
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | term_loan	5
Number Of Credit Facilities Due to Mature within One Year | term_loan	1
Credit facility, maximum borrowing capacity	$ 890,700,000
Undrawn amount of revolving credit facility	287,600,000
Available capacity reduced under revolving credit facility next twelve months	401,600,000
Available capacity reduced under revolving credit facility in year 2	321,400,000
Available capacity reduced under revolving credit facility in year 3	$ 167,800,000
Debt Instrument, Collateral, Number of Vessels | vessel	35
Revolving Credit Facilities | Teekay LNG
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 225,000,000
Revolving Credit Facilities | Teekay LNG | Common Class A
Debt Instrument [Line Items]
Common Unit, Issued | shares	25.2
Revolving Credit Facilities | Teekay Tankers | Common Class A
Debt Instrument [Line Items]
Common Unit, Issued | shares	5.0
LIBOR | Revolving Credit Facilities | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	1.40%
LIBOR | Revolving Credit Facilities | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.95%
Secured debt | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 150,000,000